Allocation of Plan Assets by Investment (Detail) (USD $) In Millions, unless otherwise specified								12 Months Ended														12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Level 1	Dec. 31, 2010 Level 1	Dec. 31, 2011 Level 2	Dec. 31, 2010 Level 2	Dec. 31, 2011 Equity Funds	Dec. 31, 2010 Equity Funds	Dec. 31, 2011 Equity Funds United States	Dec. 31, 2010 Equity Funds United States	Dec. 31, 2011 Equity Funds Global	Dec. 31, 2010 Equity Funds Global	Dec. 31, 2010 Equity Funds Level 1	Dec. 31, 2010 Equity Funds Level 1 United States	Dec. 31, 2011 Equity Funds Level 2	Dec. 31, 2010 Equity Funds Level 2	Dec. 31, 2011 Equity Funds Level 2 United States	Dec. 31, 2010 Equity Funds Level 2 United States	Dec. 31, 2011 Equity Funds Level 2 Global	Dec. 31, 2010 Equity Funds Level 2 Global	Dec. 31, 2011 Fixed Income Funds	Dec. 31, 2010 Fixed Income Funds	Dec. 31, 2011 Fixed Income Funds United States	Dec. 31, 2010 Fixed Income Funds United States	Dec. 31, 2011 Fixed Income Funds Non U.S.	Dec. 31, 2010 Fixed Income Funds Non U.S.	Dec. 31, 2011 Fixed Income Funds Level 1	Dec. 31, 2010 Fixed Income Funds Level 1	Dec. 31, 2011 Fixed Income Funds Level 1 United States	Dec. 31, 2010 Fixed Income Funds Level 1 United States	Dec. 31, 2011 Fixed Income Funds Level 2	Dec. 31, 2010 Fixed Income Funds Level 2	Dec. 31, 2011 Fixed Income Funds Level 2 United States	Dec. 31, 2010 Fixed Income Funds Level 2 United States	Dec. 31, 2011 Fixed Income Funds Level 2 Non U.S.	Dec. 31, 2010 Fixed Income Funds Level 2 Non U.S.	Dec. 31, 2011 Cash and other	Dec. 31, 2010 Cash and other	Dec. 31, 2011 Cash and other Level 1	Dec. 31, 2010 Cash and other Level 1	Dec. 31, 2011 Cash and other Level 2	Dec. 31, 2010 Cash and other Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Equity funds, target minimum								50.00%	50.00%
Equity funds, target maximum								70.00%	70.00%
Fixed income funds, target minimum																						30.00%	30.00%
Fixed income funds, target maximum																						50.00%	50.00%
Plan assets	$ 1,549.9	$ 1,445.4	$ 1,276.3	$ 229.1	$ 249.3	$ 1,320.8	$ 1,196.1	$ 906.8	$ 864.2	$ 456.3	$ 469.4	$ 450.5	$ 394.8	$ 38.1	$ 38.1	$ 906.8	$ 826.1	$ 456.3	$ 431.3	$ 450.5	$ 394.8	$ 604.3	$ 551.6	$ 421.2	$ 380.6	$ 183.1	$ 171.0	$ 224.5	$ 208.5	$ 224.5	$ 208.5	$ 379.8	$ 343.1	$ 196.7	$ 172.1	$ 183.1	$ 171.0	$ 38.8	$ 29.6	$ 4.6	$ 2.7	$ 34.2	$ 26.9